Intangible Assets (Details) - Schedule of future amortization - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Future Amortization [Abstract]
2022	$ 616,285	$ 1,421,692
2023	2,465,141	1,421,850
2024	2,465,141	1,421,850
2025	2,378,859	1,421,850
2026	2,149,226	1,367,937
Thereafter	11,793,980	7,365,721
Total	$ 21,867,571	$ 14,420,900